Total
Mid-Cap Value Portfolio
Mid-Cap Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mid-Cap Value Portfolio	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.93%	0.73%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Mid-Cap Value Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	95	296	515	1,143
Class P	75	233	406	906

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Mid-Cap Value Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	95	296	515	1,143
Class P	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2021, the portfolio turnover rate was 22% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of mid-capitalization companies. The sub-adviser generally considers a company to be a mid-capitalization company if it falls within the market capitalization range of companies in the Russell Midcap Value Index. As of December 31, 2021, the market capitalization range of the Russell Midcap Value Index was approximately $163.8 million to $71.7 billion. As of December 31, 2021, the weighted average market capitalization of the Fund was approximately $28.0 billion.

Under normal market conditions, the Fund invests primarily in common stock of U.S. companies that the sub-adviser identifies as having value characteristics. The Fund may also invest up to 15% of its assets in equity securities of foreign issuers that are U.S. dollar denominated, including American Depositary Receipts (“ADRs”).

In selecting investments for the Fund, the sub-adviser examines various factors in determining the value characteristics of an issuer, including price-to-book-value ratios and price-to-earnings ratios. The sub-adviser also selects securities for the Fund based on a continuous study of trends in industries and companies, including the anticipated stability of earnings.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2021, a significant portion of the Fund is represented by securities of companies in the Financial sector. The components of the Fund are likely to change over time.

The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Boston Partners Global Investors, Inc. began managing the Fund on April 28, 2015, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2020: 21.94%; Q1 2020: (30.45%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - Mid-Cap Value Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 2, 2009)	27.03%	11.37%	12.38%	Jan. 02, 2009
Class P	Class P (incepted May 2, 2011)	27.29%	11.60%	12.60%	May 02, 2011
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	28.34%	11.22%	13.44%	Jan. 02, 2009